Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per common share
	For the Six Months Ended June 30,
	2021	2020

Net loss attributable to TD Holdings, Inc.’s Stockholders	$(1,180,420)	$(5,809,897)

Weighted Average Shares Outstanding-Basic	95,025,014	30,579,616
Net loss per share - basic and diluted
Net loss per share from continuing operations – basic and diluted	$(0.01)	$(0.17)
Net income (loss) per share from discontinued operations – basic and diluted	$-	$(0.02)

	For the Three Months Ended June 30,
	2021	2020

Net income (loss) attributable to TD Holdings, Inc.’s Stockholders	$357,856	$(5,462,485)

Weighted Average Shares Outstanding-Basic	96,821,039	47,486,210
Weighted Average Shares Outstanding-Diluted	102,312,155	-
Net loss per share - basic and diluted
Net income (loss) per share from continuing operations – basic	$(0.00)	$(0.11)
Net income (loss) per share from continuing operations – diluted	$(0.00)	$-
Net income (loss) per share from discontinued operations – basic and diluted	$-	$(0.01)

	For the Years Ended December 31,
	2020	2019
Net loss attributable to TD Holdings, Inc.’s Stockholders	$(5,951,613)	$(6,933,950)

Weighted Average Shares Outstanding-Basic and Diluted	51,273,048	7,776,306

Income (loss) per share - basic and diluted	$(0.12)	$(0.89)
Net loss per share from continuing operations – basic and diluted	$(0.05)	$(0.67)
Net loss per share from discontinued operations – basic and diluted	$(0.07)	$(0.22)

Schedule of warrant
	December 31, 2020	December 31, 2019
Warrants	1,903,370	3,033,370
	1,903,370	3,033,370